Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill by Reportable Segment

A reconciliation of changes in the Company’s goodwill by reportable segment were as follows:

	Trucking services	Car owner services	Liquor distribution

Balance as at December 31, 2023	$13,715,130	$5,364,709	$22,029,753
Impairment	-	-	-
Arising from acquisition	-	-	-
Effects of exchange rate changes	-	-	-
Balance as at December 31, 2024	$13,715,130	$5,364,709	$22,029,753